Loans	6 Months Ended
Jun. 30, 2024
Loans [Abstract]
LOANS

NOTE 17 – LOANS

	As of June 30, 2024	As of December 31, 2023
Short-term loan:
Everbright Bank	$4,128,137	$7,042,353
Post Savings Bank of China	688,023	-
Total	4,816,160	7,042,353

Long-term loan:
China Construction Bank	$27,336,407	$-
WeBank Co., Ltd.	123,844	-
Post Savings Bank of China	-	3,985,972
Total	$27,460,251	$3,985,972
Current portion	$452,869	$478,880
Non-current portion	$27,007,382	$3,507,092

Short-term loan

Everbright Bank

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB100,000,000, approximately $13,760,458, for a term from June 1, 2023 to May 31, 2024. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, Ms. Fangfei Liu, spouse of Mr. Haiping Hu and Mr. Huiyu Du, the former legal representative of Sunrise Guizhou. Sunrise Tech pledged its land use right for Sunrise Guizhou for the line of credit.

On June 5, 2023, the Company obtained a loan for RMB20,000,000 (approximately $2,752,092) with an interest rate of 4.5% which had matured and been fully repaid on June 4, 2024; On July 27, 2023, the Company obtained a loan for RMB10,000,000 (approximately $1,376,046) with an interest rate of 4.3% for a term from July 28, 2023 to July 27, 2024; On September 21, 2023, the Company utilized the line of credit by revolving letter of credit for RMB13,256,111 (approximately $1,824,102) for a term from September 21, 2023 to September 20, 2024; On September 20, 2023, the Company obtained a loan for RMB6,743,889 (approximately $927,989) with an interest rate of 4.5% ) for a term from September 26, 2023 to September 25, 2024.

Post Bank

On June 19, 2024, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB5,000,000, approximately $688,023, for a term from June 19, 2024 to June 18, 2028. On July 27, 2023, the Company obtained a loan for RMB5,000,000 (approximately $688,023) with an interest rate of 4.66% for a term from June 20, 2024 to June 19, 2025.

Long-term loan

China Construction Bank

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB100,000,000, approximately $14,084,705, from CCB Qianxinan Branch with an interest rate of 9.504% for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained bank loan of RMB100,000,000, approximately $14,084,705, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. This loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. The Company also pledged its buildings and land use rights of Sunrise Guizhou’s manufacturing facilities to CCB.

Although the Company has been timely repaying the CCB in accordance with its terms, the Company was in default under the loan agreement as of June 30, 2024. Specifically, the financial covenants of the loan agreement required the Sunrise Guizhou to keep: (1) asset liability ratio not more than 70%; (2) current ratio not less than 1; (3) contingent liabilities not over than the net assets; (4) profitable; (5) long-term investment not more than the net assets of Sunrise Guizhou. For the six months ended June 30, 2024, the net loss of Sunrise Guizhou was $3,653,103 therefore not in compliance with the financial covenants of the CCB loan. In addition, the Company was not in compliance with the loan covenant that asset liability ratio of Sunrise Guizhou was 71.7% as of June 30, 2024. The Company obtained written consent for the waiver of default on September 30, 2024. CCB notified the Company that the incompliance did not result in accelerated principal repayment and default interest rate.

WeBank

On April 26, 2024, the Company obtained a loan for RMB900,000 (approximately $123,844) from WeBank Co., Ltd. (“WeBank”) with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou.

Post Bank

On January 18, 2023, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB 30,000,000, approximately $4,128,137, with an interest rate of 4.5% for a term from January 19, 2023 to January 18, 2031. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Directors, and Zhuhai Zibo. The Company early repaid the outstanding long-term loan in March 2024.